Related Party Transactions	12 Months Ended
Jul. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

The following related party transactions occurred during our fiscal year ended July 31, 2014:

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We issued 250,000 shares of common stock, with a value of $175,000, for corporate finance and restructuring activities to Wulff Services, Inc. Wulff Services, Inc. is primarily owned by our current Chief Financial Officer / Chief Operation Officer, Peter C. Wulff. In addition, Wulff Services, Inc. received a onetime payment of $75,000 related to the corporate finance and restructuring efforts.

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We paid approximately $160,000, and issued 415,643 shares of common stock, to Gary D. Cohee and/or his affiliates for investor relations and financial advisor services, valued at $376,000, pursuant to the terms of the director service agreement with Mr. Cohee. Mr. Cohee is a member of our Board.

On December 11, 2013, the Company entered into a five-year strategic collaboration agreement with St. Louis-based Intercon Chemical Company (ICC). The agreement consists of a multi-prong approach to accelerate the commercialization of PURE’s unique and proprietary SDC-based products. The strategic collaboration agreement provides:

•	ICC licenses from PURE its patents and technology know-how for the exclusive manufacture of our SDC-based products.
o	ICC will invest in plant improvements to allow for expanded SDC production.
o	ICC’s R&D team will collaborate on SDC product line development.
•	ICC licenses the distribution rights for SDC-based products into its core businesses of institutional cleaning and sanitation products.
o	ICC will also develop a new initiative focused on US hospital, healthcare and medical facilities.
o	PURE earns royalty income on SDC-products sold by ICC and its affiliates.

The agreement may be terminated by mutual written consent, or by either party upon the material breach of the terms of the agreement by the other party.

During the year ended July 31, 2014, we entered into an asset purchase agreement with ICC. Based on the terms of the agreement we received approximately $58,000 for our manufacturing assets. The assets were sold at book value. As a result, no gain was recorded. ICC is a current customer of the Company and the president of ICC is a shareholder of the Company.